Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premiums Written, Net [Abstract]
Gross premiums written	$ 6,299,929	$ 5,587,894	$ 5,356,942
Ceded	496,565	467,968	403,472
Net	5,803,364	5,119,926	4,953,470
Premiums earned
Assumed	5,987,931	5,471,546	5,343,831
Ceded	474,121	446,565	374,235
Net premiums earned	5,513,810	5,024,981	4,969,596
Loss and Loss Expenses and Life Policy Benefits
Assumed	4,601,564	4,458,290	3,412,648
Ceded	408,309	617,308	164,557
Net	4,193,255	3,840,982	$ 3,248,091
Allowance for reinsurance recoverable
Allowance for uncollectible reinsurance recoverable [Line Items]
Allowance for uncollectible reinsurance recoverable	$ 0	$ 0